Financial instruments - Summary of the Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitment subject to possible redemption
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	$ 187,356	$ 234,145
Gross obligation under put option
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	92,926	73,428
Client funds payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	17,055	23,639
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	15,836	16,094
Consideration payable on acquisition
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	35,029	18,157
Carried interest allocation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	31,929	12,450
Suppliers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	4,808	3,256
Derivative financial instruments – Warrants | 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	321	1,011
Derivative financial instruments – forward exchange contracts | 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	0	42
Contingent consideration payable on acquisition | 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	18,201	21,963
Accounts receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	138,760	131,659
Accounts receivables | 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	3,503	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	16,050	26,519
Client funds on deposit
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	17,055	23,639
Project advances
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	19,586	6,640
Deposit/guarantee on lease agreement
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	2,012	1,782
Short term investments | 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	204,510	285,855
Long-term investments - Lavoro | 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	20,166	4,184
Long-term investments - Lavoro | 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	9,945	6,833
Long-term investments - Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia | 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	18,707	14,777
Long-term investments – KMP Growth Fund II | 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	8,917	9,463
Derivative financial instruments – The One Real Estate Investment Fund call options | 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	310	0
Derivative financial instruments – VBI Call options | 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 2,896	$ 6,322